BENEFIT PLANS (Schedule of Contributions Paid by the Association) (Details) (USD $)	12 Months Ended		3 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013
December 2011 [Member]
Defined Benefit Plan Disclosure [Line Items]
Date Paid	Dec. 27, 2011
Total amount	$ 569,618
December 2012 [Member]
Defined Benefit Plan Disclosure [Line Items]
Date Paid		Dec. 31, 2012
Total amount		248,993
December 2013 [Member]
Defined Benefit Plan Disclosure [Line Items]
Date Paid			Dec. 27, 2013
Total amount			$ 175,205